LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Land use right USD ($) sqm	Dec. 31, 2014 Land use right CNY	Dec. 31, 2013 Land use right CNY	Dec. 31, 2012 Land use right CNY
Intangible assets
Land use right, gross				$ 8,329,000	51,678,000	51,678,000
Less: accumulated amortization				(319,000)	(1,981,000)	(948,000)
Land use right, net	8,010,000	49,697,000	50,730,000
Area of asset acquired				39,000	39,000
Estimated economic life of the intangible assets				50 years	50 years
Amortization expense	355,000	2,202,000	1,892,000	166,000	1,033,000	948,000	0
Costs capitalized	$ 45,688,000	283,475,000	12,236,000